UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 72.4%

AEROSPACE - 2.6%
1,808,201	AWAS Capital, Inc. Second Lien Term Loan, 9.25%, 03/15/13	1,310,945
571,429	Continental Airlines, Inc. New Tranche A-1 Term Loan, 06/01/11 (b)	484,286
1,428,571	New Tranche A-2 Term Loan, 06/01/11 (b)	1,207,143
7,299,556	Delta Airlines, Inc. Term Loan Equipment Notes, 7.38%, 09/29/12	5,474,667
1,752,273	DTN, Inc. Tranche C Term Loan, 5.82%, 03/10/13	1,647,137
2,736,277	IAP Worldwide Services, Inc. First Lien Term Loan, 9.06%, 12/30/12	2,120,615
2,033,688	Second Lien Term Loan, PIK, 10.50%, 06/18/13	1,264,263
3,079,596	Northwest Airlines, Inc. Term Loan, 4.75%, 08/21/13	2,717,743
2,482,449	United Air Lines, Inc. Tranche B Loan, 5.46%, 01/31/14	1,553,070

		17,779,869

BROADCASTING - 2.2%
1,080,492	Comcorp Broadcasting, Inc. Revolving Loan, 8.15%, 04/13/13 (c) (d) (e)	928,143
11,309,712	Term Loan, 8.31%, 04/03/13 (d) (e)	9,715,043
4,623,000	Univision Communications, Inc. Second Lien Term Loan, 6.50%, 03/25/09	4,414,965

		15,058,151

CABLE/WIRELESS VIDEO - 2.6%
14,148,290	Broadstripe, LLC First Lien Term Loan, 9.81%, 06/30/11	13,936,066
1,428,203	Revolver, 9.78%, 06/30/11	1,402,238
1,977,500	Charter Communications Operating, LLC Replacement Term Loan, 4.80%, 03/06/14	1,582,277
1,303,398	WideOpenWest Finance, LLC Second Lien Term Loan, 9.50%, 06/29/15	1,010,133

		17,930,714

CHEMICALS - 0.6%
400,000	Arclin US Holdings, Inc. First Lien Term Loan, 5.56%, 07/10/14	328,000
1,970,038	Solutia, Inc. Term Loan, 8.50%, 02/28/14	1,809,480
2,419,200	Tronox Worldwide, LLC Revolving Credit Loan, 6.85%, 11/28/10 (c)	2,116,800

		4,254,280

CONSUMER DURABLES - 0.3%
2,127,676	Rexair LLC First Lien Term Loan, 8.01%, 06/30/10	1,914,908

CONSUMER NON-DURABLES - 0.5%
4,597,313	Spectrum Brands, Inc. Dollar Term B Loan, 6.73%, 03/30/13	3,420,401
160,498	Letter of Credit, 6.49%, 03/30/13	119,410

		3,539,811

DIVERSIFIED MEDIA - 4.9%
2,000,000	Alpha Topco Ltd. (Formula One) Second Lien Facility D, 6.63%, 06/30/14	1,677,500
1,975,000	Clarke American Corp. Tranche B Term Loan, 6.03%, 06/30/14	1,530,625
3,000,000	Endurance Business Media, Inc. Second Lien Term Loan, 10.96%, 01/26/14	2,370,000
8,254,644	Metro-Goldwyn-Mayer, Inc. Tranche B Term Loan, 7.01%, 04/06/12	5,664,750
2,955,000	Tranche B-1 Term Loan, 7.01%, 04/08/12	2,027,869
7,884,322	Nielsen Finance LLC Dollar Term Loan, 4.80%, 08/09/13	6,994,498
10,000,000	Penton Media, Inc. Second Lien Term Loan, 7.80%, 02/01/14	6,750,000
7,865,126	Tribune Co. Initial Tranche B Advance, 5.79%, 06/04/14	4,112,045
2,730,667	Tranche X Advance, 5.54%, 05/30/09	2,554,047

		33,681,334

ENERGY - 5.2%
216,202	Alon USA Energy, Inc. Edington Facility, 5.06%, 06/22/13	175,124
1,729,620	Paramount Facility, 5.75%, 06/22/13	1,400,992
14,985,000	Crusader Energy Group, Inc. Second Lien Term Loan, 10.55%, 07/17/13	14,685,300
455,035	Delphi Acquisition Holding I B.V. Facility B1, 6.01%, 01/12/15	408,776
455,035	Facility C1, 6.64%, 01/11/16	411,051
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

ENERGY (continued)

6,000,000	Resolute Aneth, LLC Second Lien Term Loan, 7.30%, 06/26/13	5,280,000
14,500,000	Venoco, Inc. Second Lien Loan, 6.81%, 09/20/11	13,702,500

		36,063,743

FINANCIAL - 0.2%
1,300,000	Emerson Reinsurance Ltd. Series A Loan, 4.57%, 12/15/11	1,111,500
500,000	Series B Loan, 5.82%, 12/15/11	427,500
200,000	Series C Loan, 8.07%, 12/15/11	171,000

		1,710,000

FOOD/TOBACCO - 1.1%

1,853,889	DS Waters of America, Inc. Term B Loan, 5.95%, 10/25/12	1,687,039
1,828,160	PBM Holdings, Inc. Term Loan, 5.96%, 09/27/12	1,727,611
4,500,000	Wm Wrigley Jr. Co. Tranche B Term Loan, 07/17/14 (b)	4,430,925

		7,845,575

FOREST PRODUCTS/CONTAINERS - 1.1%

2,500,000	Boise Paper Holdings LLC Second Lien Term Loan, 11.00%, 02/23/15	2,275,000
1,619,000	Newark Group, Inc. Credit-Link Letter of Credit, 10.21%, 03/09/13	1,295,200
240,300	Term Loan, 9.53%, 03/09/13	192,240
4,928,000	Verso Paper Finance Holdings LLC Term Loan, 10.01%, 02/01/13	3,880,800

		7,643,240

GAMING/LEISURE - 14.9%

6,041,285	Drake Hotel Acquisition B Note 1, 12.90%, 04/01/09 (e) (f)	5,341,101
12,500,000	Fontainebleau Florida Hotel LLC Tranche C Term Loan, 8.82%, 06/06/12	11,375,000
1,333,333	Fontainebleau Las Vegas LLC Initial Term Loan, 6.07%, 06/06/14	810,000
3,937,249	Ginn LA Conduit Lender, Inc. First Lien Tranche A Credit-Linked Deposit, 8.54%, 06/08/11 (f)	1,017,110
8,438,203	First Lien Tranche B Term Loan, 6.20%, 06/08/11 (f)	2,179,841
1,561,338	Green Valley Ranch Gaming LLC New Term Loan, 5.71%, 02/16/14	1,108,550
1,000,000	Second Lien Term Loan, 6.96%, 08/16/14	522,500
7,439,660	Kuilima Resort Co. First Lien Term Loan, 11.50%, 09/30/10 (f)	4,860,627
4,549,027	Lake at Las Vegas Joint Venture Revolving Loan Credit-Linked Deposit Account, 16.10%, 06/20/12 (b) (f)	1,000,786
34,125,359	Term Loan DIP, 11.98%, 07/16/09	34,125,359
40,074,794	Term Loan, PIK, 16.35%, 06/20/12 (b) (f)	7,858,845
19,802,292	Pacific Clarion LLC Term Loan, 15.00%, 01/23/09 (e) (g)	18,925,051
6,000,000	WAICCS Las Vegas 3 LLC First Lien Term Loan, 5.96%, 02/01/09	4,950,000
7,000,000	Second Lien Term Loan, 11.46%, 02/01/09	5,075,000
5,000,000	Wimar Landco, LLC Term Loan, 6.25%, 07/03/09 (f)	3,830,000

		102,979,770

HEALTHCARE - 6.3%

5,912,325	Aveta, Inc. MMM Original Term Loan, 9.21%, 08/22/11 (b)	5,114,161
878,304	NAMM New Term Loan, 9.21%, 08/22/11 (b)	759,733
1,582,662	NAMM Original Term Loan, 9.21%, 08/22/11 (b)	1,369,002
4,845,285	PHMC Acquisition Term Loan, 9.21%, 08/22/11 (b)	4,191,172
11,555,348	CCS Medical, Inc. First Lien Term Loan, 7.02%, 09/30/12	9,475,385
2,500,000	Danish Holdco A/S Facility D, 6.54%, 11/01/16	1,500,000
3,256,337	Mezzanine Facility, PIK, 10.20%, 05/01/17	1,790,985
5,422,514	LifeCare Holdings Term Loan, 7.96%, 08/11/12	4,527,800
987,500	Medical Staffing Network, Inc. First Lien Term Loan, 6.31%, 07/02/13	972,687
4,947,525	Mylan, Inc. U.S. Tranche B Term Loan, 7.04%, 10/02/14	4,658,887
79,926	Nyco Holdings 3 ApS Facility A3, 5.34%, 12/29/13	64,168
50,914	Facility A4, 5.34%, 12/29/13	40,876
360,000	Facility A5, 5.34%, 12/29/13	289,022
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

HEALTHCARE (continued)

8,954,430	Talecris Biotherapeutics Holdings Corp. First Lien Term Loan, 6.31%, 12/06/13	8,730,570
500,000	Triumph Healthcare Second Holdings LLC Second Lien Term Loan, 10.76%, 07/28/14	462,500

		43,946,948

HOUSING - 4.4%

4,633,371	Custom Building Products, Inc. First Lien Term Loan, 5.95%, 10/20/11	3,845,698
1,625,000	Second Lien Term Loan, 8.70%, 04/20/12	1,283,750
3,190,581	LBREP/L-Suncal Master I LLC First Lien Term Loan, 8.59%, 01/19/10 (f)	11,965
8,800,000	LNR Property Corp. Initial Tranche B Term Loan, 6.04%, 07/12/11	5,844,608
6,000,000	MPH Mezzanine II, LLC Mezzanine 2B, 7.48%, 02/09/09 (e) (f)	—
4,000,000	MPH Mezzanine III, LLC Mezzanine 3, 8.48%, 02/09/09 (e) (f)	—
2,500,000	November 2005 Land Investors LLC Second Lien Term Loan, 11.95%, 04/24/12	625,000
250,093	Realogy Corp. Initial Term B Loan, 5.57%, 10/10/13 (h)	189,525
67,333	Synthetic Letter of Credit, 6.93%, 10/10/13 (h)	51,026
3,832,580	Roofing Supply Group LLC Term Loan, PIK, 7.80%, 08/14/13	2,922,342
1,074,187	Universal Buildings Products, Inc. Term Loan, 6.34%, 04/28/12	859,349
8,073,323	Westgate Investments LLC Senior Secured Loan, PIK, 6.75%, 09/25/10 (g)	8,113,689
1,980,405	Senior Unsecured Loan, PIK, 18.00%, 09/25/12 (g)	1,990,307
3,165,493	Third Lien Term Loan, 18.00%, 06/30/15 (c) (g)	2,880,598
2,000,000	Weststate Land Partners LLC Second Lien Term Loan, 10.99%, 10/31/08	1,720,000

		30,337,857

INFORMATION TECHNOLOGY - 1.6%

148,489	Freescale Semiconductor, Inc. Term Loan, 4.24%, 11/29/13	121,946
3,000,000	Infor Enterprise Solutions Holdings, Inc. Dollar Tranche B-1, Second Lien Term Commitment, 9.26%, 07/28/12	1,380,000
2,200,000	Second Lien Delayed Draw Term Loan, 10.01%, 03/02/14 (b)	1,067,000
3,800,000	Second Lien Term Loan, 10.01%, 03/02/14 (b)	1,843,000
1,706,667	Serena Software, Inc. Term Loan, 4.68%, 03/11/13	1,553,067
6,000,000	Verint Systems, Inc. Term Loan, 5.74%, 05/25/14	5,100,000

		11,065,013

MANUFACTURING - 3.4%

7,842,456	Acument Global Technologies, Inc. Term Loan, 7.26%, 08/11/13	7,293,484
1,666,667	Generac Acquisition Corp. Second Lien Term Loan, 8.79%, 05/06/14	786,667
1,000,000	Hunter Defense Technologies, Inc. Term Loan, 7.03%, 08/12/14	830,000
5,000,000	Manitowoc Co., Inc. Term B Loan, 08/30/14 (b)	4,810,000
1,254,328	Matinvest 2 SAS / Butterfly Wendal US, Inc. B-2 Facility, 5.38%, 06/22/14	1,128,895
1,116,317	C-2 Facility, 5.63%, 06/22/15	1,010,267
1,091,124	Matinvest 2 SAS / Deutsche Connector Mezzanine A USD Facility, PIK, 11.43%, 06/22/16	943,822
5,855,176	Maxum Petroleum, Inc. Term Loan, 9.33%, 09/18/13	5,445,314
1,564,569	United Central Industrial Supply Co., LLC Term Loan, 5.00%, 03/31/12	1,455,049

		23,703,498

METALS/MINERALS - 1.1%

1,326,316	Euramax International Holdings B.V. Second Lien European Loan, 10.79%, 06/29/13	895,263
2,753,611	Euramax International, Inc. Domestic Term Loan, 8.00%, 06/29/12	2,184,549
6,673,684	Second Lien Domestic Term Loan, 10.79%, 06/29/13	4,337,895

		7,417,707

RETAIL - 2.8%

3,930,028	Burlington Coat Factory Warehouse Corp. Term Loan, 5.06%, 05/28/13	2,816,848
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

RETAIL (continued)

2,000,000	Dollar General Corp. Tranche B-2 Term Loan, 6.48%, 07/07/14	1,744,360
7,223,706	Home Interiors & Gifts, Inc. Initial Term Loan, 10.36%, 03/31/11 (e) (f)	1,697,571
94,136	Movie Gallery, Inc. First Lien Synthetic Letter of Credit Loan, 9.51%, 03/08/12	64,954
2,433,626	First Lien Term Loan, 13.21%, 03/08/12	1,679,202
6,500,000	Spirit Finance Corp. Term Loan, 5.80%, 08/01/13	4,550,000
1,955,000	Sports Authority, Inc., The Term Loan B, 6.01%, 05/03/13	1,495,575
5,970,149	Toys “R” Us Tranche B Term Loan, 7.06%, 07/19/12	5,392,537

		19,441,047

SERVICE - 4.5%

9,375,000	Cydcor, Inc. First Lien Tranche B Term Loan, 9.00%, 02/05/13	8,812,500
3,000,000	Second Lien Tranche B Term Loan, 12.00%, 02/05/14	2,820,000
7,765,705	NES Rentals Holdings, Inc. Second Lien Permanent Term Loan, 9.50%, 07/20/13	5,668,964
3,000,000	Penhall Holding Co. Term Loan PIK, 10.13%, 04/01/12	1,950,000
1,627,119	Safety-Kleen Systems, Inc. Synthetic Letter of Credit, 5.00%, 08/02/13	1,513,220
6,128,136	Term Loan B, 5.00%, 08/02/13	5,699,166
982,500	Total Safety U.S., Inc. First Lien Tranche B Term Loan, 6.51%, 12/08/12	943,200
4,676,648	Valleycrest Cos., LLC New Term Loan, 4.82%, 10/04/13	4,045,301

		31,452,351

TELECOMMUNICATIONS - 1.1%

3,000,000	Level 3 Financing, Inc. Term Loan, 4.95%, 03/13/14	2,568,780
4,063,132	PaeTec Holding Corp. Replacement Term Loan, 6.20%, 02/26/13	3,419,817
1,673,748	Sorenson Communications, Inc. Tranche C Term Loan, 5.03%, 08/16/13	1,569,139

		7,557,736

TRANSPORTATION - AUTOMOTIVE - 3.7%

2,662,000	BST Safety Textiles Acquisition GMBH Second Lien Facility, 12.10%, 06/30/09	1,929,950
8,168,139	Delphi Corp. Initial Tranche C Loan DIP, 8.50%, 12/31/08 (b)	6,765,915
831,861	Subsequent Tranche C Loan DIP, 8.50%, 12/31/08 (b)	689,055
9,750,190	Ford Motor Co. Term Loan, 5.49%, 12/13/13	6,508,252
3,371,170	Motor Coach Industries International, Inc. Second Lien Loan, PIK, 11.13%, 12/01/08 (f)	3,034,053
4,133,355	Tranche A DIP, 09/16/09 (b)	4,149,330
2,949,240	Tranche B DIP, 18.25%, 09/16/09	2,890,255

		25,966,810

TRANSPORTATION - LAND TRANSPORTATION - 0.9%

2,308,221	New Century Transportation, Inc. Term Loan, 8.96%, 08/14/12	1,615,755
1,270,682	SIRVA Worldwide, Inc. Revolving Credit Loan (Exit Finance), 9.96%, 05/12/12 (c)	1,200,794
2,923,930	Second Lien Term Loan, 12.00%, 05/15/15	1,827,457
1,535,256	Term Loan (Exit Finance), 10.21%, 05/12/12	1,450,817

		6,094,823

UTILITY - 5.0%

6,946,970	Boston Generating LLC First Lien Term Loan, 6.01%, 12/20/13	5,569,733
184,651	Coleto Creek Power, LP First Lien Synthetic Letter of Credit, 6.51%, 06/28/13	162,954
2,613,277	First Lien Term Loan, 6.51%, 06/28/13	2,306,217
4,887,500	Second Lien Term Loan, 7.76%, 06/28/13	4,015,863
9,267,119	Entegra TC LLC Third Lien Term Loan, PIK, 8.80%, 10/19/15	6,104,715
5,024,486	GBGH LLC First Lien Advance, PIK, 11.75%, 08/07/13 (f)	4,923,996
5,828,655	Second Lien Advance, PIK, 14.50%, 08/07/14 (e) (f)	3,709,356
8,718,960	Mach Gen LLC Term C Loan, PIK, 10.14%, 02/22/15	7,515,743

		34,308,577

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

WIRELESS COMMUNICATIONS - 1.4%

554,434	American Messaging Services, Inc. Senior Secured Note, 8.88%, 09/30/09	557,206
9,900,000	Clearwire Corp. Term Loan, 8.82%, 07/03/12	9,405,000

		9,962,206

	Total Senior Loans (Cost $612,188,402)	501,655,968

Principal Amount
Foreign Denominated Senior Loans (a) - 6.1%

AUSTRALIA - 2.3%
AUD
22,940,476	SMG H5 Property Ltd. Facility A Term Loan, 9.69%, 12/22/13 (h)	15,743,019

FRANCE - 2.2%
EUR
2,012,048	Ypso Holding SA Eur B Acq 1 Facility, 7.51%, 03/02/15	2,119,134
3,282,814	Eur B Acq 2 Facility, 7.51%, 03/02/15	3,457,533
5,213,674	Eur B Recap 1 Facility, 7.51%, 03/02/15	5,491,157
1,389,750	Eur C Acq Facility, 7.76%, 12/31/15	1,547,052
2,610,250	Eur C Recap Facility, 7.76%, 12/31/15	2,778,542

		15,393,418

SWEDEN - 0.5%
SEK
	Nordic Cable Acquisition Co., AB
	Facility B2 Com Hen Comm,
15,333,333	7.38%, 01/31/14	1,891,172
	Facility C2 Com Hen,
14,666,667	7.51%, 01/31/15	1,766,878

		3,658,050

UNITED KINGDOM - 1.1%
GBP
2,764,925	Mobileserv Ltd. Facility B, 8.39%, 09/22/14	3,513,485
3,250,000	Facility C, 8.89%, 09/22/15	4,155,259

		7,668,744

	Total Foreign Denominated Senior Loans (Cost $52,651,447)	42,463,231

Principal Amount ($)		Value ($)
Asset-Backed Securities (i) - 6.0%

2,000,000	AB CLO, Ltd. Series 2007-1A, Class C, 6.60%, 04/15/21 (j)	1,191,420
4,000,000	ACA CLO, Ltd. Series 2006-2A, Class B, 3.51%, 01/20/21 (j)	2,844,370
2,000,000	Series 2007-1A, Class D, 7.10%, 06/15/22 (j)	1,118,600
1,000,000	Babson CLO, Ltd. Series 2007-2A, Class D, 4.49%, 04/15/21 (j)	556,840
1,000,000	Bluemountain CLO, Ltd. Series 2007-3A, Class D, 4.22%, 03/17/21 (j)	550,000
2,000,000	Cent CDO, Ltd. Series 2007-15A, Class C, 5.07%, 03/11/21 (j)	1,162,624
2,000,000	Columbus Nova CLO, Ltd. Series 2007- 1A, Class D, 4.16%, 05/16/19 (j)	1,084,000
1,000,000	Commercial Industrial Finance Corp. Series 2006-1BA, Class B2L, 7.20%, 12/22/20	497,344
1,000,000	Series 2006-2A, Class B2L, 6.81%, 03/01/21 (j)	395,762
2,500,000	Cornerstone CLO, Ltd. Series 2007-1A, Class C, 5.19%, 07/15/21 (j)	1,498,075
4,000,000	Goldman Sachs Asset Management CLO PLC Series 2007-1A, Class D, 5.42%, 08/01/22 (j)	2,662,888
1,000,000	Series 2007-1A, Class E, 7.67%, 08/02/22 (j)	528,458
1,000,000	Greywolf CLO, Ltd Series 2007-1A, Class D, 4.31%, 02/18/21 (j)	577,500
1,000,000	Series 2007-1A, Class E, 6.76%, 02/18/21 (j)	451,300
3,000,000	GSC Partners CDO Fund, Ltd. Series 2007-8A, Class C, 4.26%, 04/17/21 (j)	1,396,995
1,000,000	Gulf Stream Sextant CLO, Ltd. Series 2007-1A, Class D, 5.22%, 06/17/21 (j)	587,800
2,000,000	Hillmark Funding Series 2006-1A, Class C, 4.51%, 05/21/21 (j)	1,172,600
1,000,000	Series 2006-1A, Class D, 6.41%, 05/21/21 (j)	435,580
1,000,000	Inwood Park CDO, Ltd. Series 2006-1A, Class C, 3.49%, 01/20/21 (j)	706,400
1,000,000	Series 2006-1A, Class D, 4.19%, 01/20/21 (j)	640,700
2,000,000	Limerock CLO Series 2007-1A, Class D, 6.15%, 04/24/23 (j)	921,000
2,000,000	Madison Park Funding Ltd. Series 2007-5A, Class C, 4.26%, 02/26/21 (j)	1,082,958
1,500,000	Series 2007-5A, Class D, 6.31%, 02/26/21 (j)	726,141
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)

1,000,000	Marquette US/European CLO, PLC Series 2006-1A, Class D1, 4.54%, 07/15/20 (j)	596,280
1,000,000	Navigator CDO, Ltd. Series 2006-2A, Class D, 6.70%, 09/20/20 (j)	519,700
1,000,000	Ocean Trails CLO Series 2006-1A, Class D, 6.54%, 10/12/20 (j)	558,320
2,500,000	Series 2007-2A, Class C, 5.14%, 06/27/22 (j)	1,397,500
1,000,000	PPM Grayhawk CLO, Ltd. Series 2007-1A, Class C, 4.19%, 04/18/21 (j)	578,900
1,150,000	Series 2007-1A, Class D, 6.39%, 04/18/21 (j)	563,796
5,000,000	Primus CLO, Ltd. Series 2007-2A, Class D, 5.19%, 07/15/21 (j)	3,074,000
2,000,000	Series 2007-2A, Class E, 7.54%, 07/15/21 (j)	1,068,000
4,000,000	Rampart CLO, Ltd. Series 2006-1A, Class C, 4.24%, 04/18/21 (j)	2,415,000
3,000,000	St. James River CLO, Ltd. Series 2007-1A, Class E, 7.12%, 06/11/21 (j)	1,638,198
1,200,000	Stanfield Daytona CLO, Ltd. Series 2007-1A, Class B1L, 4.15%, 04/27/21 (j)	684,936
4,000,000	Stanfield McLaren CLO, Ltd. Series 2007-1A, Class B1L, 5.21%, 02/27/21 (j)	2,624,496
2,000,000	Stone Tower CLO, Ltd. Series 2007-6A, Class C, 4.14%, 04/17/21 (j)	1,080,000
2,000,000	Venture CDO, Ltd. Series 2007-9A, Class D, 6.94%, 10/12/21 (j)	1,292,000
1,000,000	Westbrook CLO, Ltd. Series 2006-1A, Class D, 4.90%, 12/20/20 (j)	585,000

	Total Asset-Backed Securities (Cost $50,368,386)	41,465,481

Foreign Asset-Backed Securities (i) - 0.6%

Principal Amount
IRELAND - 0.6%
EUR

2,000,000	Static Loan Funding Series 2007-1X, Class D, 12.15%, 07/31/17	2,157,827
2,000,000	Series 2007-1X, Class E, 9.65%, 07/31/17	1,854,141

	Total Foreign Asset-Backed Securities (Cost $5,440,884)	4,011,968

Principal Amount ($)		Value ($)
Corporate Notes and Bonds - 38.6%

AEROSPACE - 0.2%

5,000,000	Delta Air Lines, Inc. 8.00%, 06/30/23 (f) (k)	125,000
7,000,000	8.30%, 12/15/29 (f)	175,000
2,500,000	Northwest Airlines Corp. 12/30/27 (f)	21,875
1,623,507	Northwest Airlines, Inc. 9.06%, 05/20/12	1,404,689

		1,726,564

BROADCASTING - 0.9%

3,000,000	Clear Channel Communications, Inc. 5.00%, 03/15/12	1,605,000
7,000,000	6.25%, 03/15/11	4,550,000
3,065,000	Young Broadcasting, Inc. 10.00%, 03/01/11 (k)	459,750

		6,614,750

CABLE/WIRELESS VIDEO - 2.3%

1,250,000	CCH I Holdings LLC 9.92%, 04/01/14 (k)	468,750
3,375,000	10.00%, 05/15/14 (k)	1,265,625
2,500,000	11.75%, 05/15/14	975,000
8,860,000	CCH I LLC 11.00%, 10/01/15 (k)	5,891,900
2,634,000	Charter Communications, Inc., Convertible 6.50%, 10/01/27	767,153
2,000,000	Grande Communications Holdings, Inc. 14.00%, 04/01/11	2,090,000
4,500,000	Intelsat Bermuda Ltd. 11.25%, 06/15/16 (j)	4,398,750

		15,857,178

CHEMICALS - 0.8%

2,000,000	Albemarle Corp. 5.10%, 02/01/15	1,849,944
2,000,000	Georgia Gulf Corp. 9.50%, 10/15/14	1,240,000
6,750,000	Tronox Worldwide, LLC 9.50%, 12/01/12 (k)	2,261,250

		5,351,194

CONSUMER NON-DURABLES - 2.3%

5,000,000	Ames True Temper, Inc. 6.79%, 01/15/12 (i)	3,775,000
837,840	Outsourcing Services Group, Inc. 9.00%, 03/01/09 (e) (f)	—
13,245,000	Solo Cup Co. 8.50%, 02/15/14	10,662,225
2,530,000	Spectrum Brands, Inc., PIK 12.00%, 10/02/13 (k) (l)	1,631,850

		16,069,075

ENERGY - 0.4%

4,150,000	Energy XXI Gulf Coast, Inc. 10.00%, 06/15/13	3,133,250

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)

FINANCIAL - 4.4%
3,500,000	Allied Capital Corp. 6.00%, 04/01/12	3,260,362
2,000,000	BankAmerica Institutional, Class A 8.07%, 12/31/26 (j)	1,718,614
22,200,000	HUB International Holdings, Inc. 10.25%, 06/15/15 (j)	17,649,000
7,000,000	National City Corp. 4.00%, 02/01/11	3,290,000
3,000,000	5.75%, 02/01/09	1,835,154
3,500,000	Penhall International, Corp. 12.00%, 08/01/14 (j)	2,432,500

		30,185,630

FOOD/TOBACCO - 0.1%

500,000	Pinnacle Foods Group, Inc. 10.63%, 04/01/17 (k)	377,500

FOREST PRODUCTS/CONTAINERS - 0.0%

296,010	NewPage Corp., PIK 9.99%, 11/01/13 (i)	263,449

GAMING/LEISURE - 0.6%

28,974,000	Tropicana Entertainment LLC 9.63%, 12/15/14 (f)	4,201,230

HEALTHCARE - 16.4%

12,482,208	Argatroban Royalty Sub LLC 18.50%, 09/21/14	12,544,619
10,000,000	Azithromycin Royalty Sub LLC 16.00%, 05/15/19	10,050,000
31,496,522	Celtic Pharma Phinco B.V. PIK, 17.00%, 06/15/12	31,181,557
371,434	Cinacalcet Royalty Sub LLC 8.00%, 03/30/17	419,721
4,849,949	Fosamprenavir Pharma 15.50%, 06/15/18	4,874,199
5,000,000	LifeCare Holdings 9.25%, 08/15/13 (k)	2,925,000
2,500,000	Molecular Insight Pharmaceuticals, Inc. 11.10%, 11/01/12 (i)	2,556,250
24,500,000	Pharma 17 (Sanctura XR) 16.00%, 11/05/24	24,622,500
2,000,000	Pharma II (Risperidone) 7.00%, 01/18/18	1,820,000
2,933,753	Pharma IV (Eszopiclone) 12.00%, 06/30/14	2,992,428
2,000,000	Pharma V (Duloxetine) 13.00%, 10/15/13	2,060,000
2,077,500	Pharma X (Sensipar-Cinacalcet) 15.50%, 03/30/17	2,056,725
15,500,000	TCD Pharma 16.00%, 04/15/24	15,577,500
250,000	Teva Pharmaceutical Finance LLC 5.55%, 02/01/16	232,717

		113,913,216

HOUSING - 2.0%

11,000,000	Realogy Corp. 10.50%, 04/15/14	4,895,000
20,170,000	12.38%, 04/15/15 (k)	6,958,650
1,000,000	SUSA Partnership LP 7.45%, 07/01/18	1,103,165
1,000,000	WII Components, Inc 10.00%, 02/15/12 (k)	685,000

		13,641,815

INFORMATION TECHNOLOGY - 1.5%

5,000,000	Charys Holding Co., Inc. 8.75%, 02/16/12 (e) (f) (j)	1,565,500
2,000,000	Freescale Semiconductor, Inc. 6.69%, 12/15/14 (i)	1,350,000
700,000	9.13%, 12/15/14 (j)	444,500
13,000,000	MagnaChip Semiconductor 6.07%, 12/15/11 (i) (k)	4,355,000
5,000,000	Spansion LLC 11.25%, 01/15/16 (j) (k)	2,900,000

		10,615,000

RETAIL - 1.7%

6,022,000	Blockbuster, Inc. 9.00%, 09/01/12	4,335,840
7,250,000	Claire’s Stores, Inc. 10.50%, 06/01/17	2,465,000
4,830,000	Dollar General Corp. 10.63%, 07/15/15 (k)	4,781,700

		11,582,540

TELECOMMUNICATIONS - 0.1%

500,000	Nordic Telephone Co. Holdings APS 8.88%, 05/01/16 (j)	457,500

TRANSPORTATION - AUTOMOTIVE - 1.7%

11,500,000	American Tire Distributors Holdings, Inc. 9.04%, 04/01/12 (i)	9,717,500
3,784,000	Delphi Corp. 6.50%, 05/01/09 (f)	473,000
200,000	6.50%, 08/15/13 (f)	26,000
3,933,000	6.55%, 06/15/09 (f) (k)	491,625
8,334,000	7.13%, 05/01/29 (f) (k)	1,041,750
1,250,000	Motor Coach Industries International, Inc. 11.25%, 05/01/09 (f)	93,750

		11,843,625

UTILITY - 0.3%

2,000,000	Kiowa Power 5.74%, 03/30/21 (j)	1,835,898
56,303	USGEN New England PCG 7.46%, 01/02/15 (f)	—

		1,835,898

WIRELESS COMMUNICATIONS - 2.9%

2,000,000	Alltel Corp. 7.88%, 07/01/32	1,995,000
19,492,000	Digicel Group, Ltd. 9.13%, 01/15/15 (j)	16,422,010
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)

WIRELESS COMMUNICATIONS (continued)

2,173,000	ICO North America, Inc. 8.50%, 08/15/09	1,488,505

		19,905,515

	Total Corporate Notes and Bonds (Cost $351,754,554)	267,574,929

Claims - 0.1% (m)

AEROSPACE - 0.1%

581,794	Delta Airlines, Inc. Delta ALPA Claim, 12/31/10	18,908
3,000,000	Northwest Airlines, Inc. ALPA Trade Claim, 08/21/13	120,000
5,326,500	Flight Attendant Claim, 08/21/13	213,060
3,161,250	IAM Trade Claim, 08/21/13	126,450
3,512,250	Retiree Claim, 08/21/13	140,490

	Total Claims (Cost $2,612,060)	618,908

Shares
Common Stocks - 6.1%

BROADCASTING - 0.6%

753,981	Communications Corp. of America (d) (e) (m)	3,950,860
18,118	Gray Television, Inc.	31,163
108,772	Gray Television, Inc., Class A	375,263

		4,357,286

CHEMICALS - 0.8%

265,045	Hercules, Inc. (k)	5,245,241

CONSUMER NON-DURABLES - 0.0%
24,015	Outsourcing Services Group, Inc. (e) (j) (m)	—

DIVERSIFIED MEDIA - 0.1%
46,601	American Banknote Corp. (e) (m)	675,715

ENERGY - 0.1%

17,100	Helix Energy Solutions Group, Inc. (m)	415,188

FINANCIAL - 0.3%

555,258	Altiva Financial Corp. (m)	3,609
84,158	Hatteras Financial Corp. (k)	1,952,466

		1,956,075

GAMING/LEISURE - 0.4%

111,988	Penn National Gaming, Inc. (m)	2,975,521

HEALTHCARE - 2.3%

7,000,000	Genesys Ltd. (d) (e)	10,157,000
1,072,961	Microvision, Inc. (m)	2,081,544
44,008	Teva Pharmaceutical Industries Ltd., SP ADR (k)	2,015,126
36,795	UnitedHealth Group, Inc.	934,225
22,397	WellPoint, Inc. (m)	1,047,508

		16,235,403

HOUSING - 0.0%

8	Westgate Investments LLC, Class B-1 (m)	—

RETAIL - 0.0%

15,000	Sally Beauty Holdings, Inc. (k) (m)	129,000

SERVICE - 0.4%

200,964	Safety-Kleen Systems, Inc. (m)	3,016,475

TELECOMMUNICATIONS - 0.4%

107,953	iPCS, Inc. (m)	2,404,113
232	Knology, Inc. (m)	1,872
70,342 1	Micadent PLC Viatel Holding (Bermuda) Ltd. (m)	— 11

		2,405,996

TRANSPORTATION - AUTOMOTIVE - 0.0%

1,544,148	Delphi Corp. (m)	106,546

TRANSPORTATION - LAND TRANSPORTATION - 0.2%

18,030	SIRVA Worldwide, Inc. (e) (m)	1,262,100

UTILITY - 0.2%

81,194	Entegra TC LLC (m)	1,542,686

WIRELESS COMMUNICATIONS - 0.3%

1,078,905	ICO Global Communications Holding Ltd. (m)	1,176,006
554,527	ICO Global Communications Holding Ltd. (Restricted) (m)	604,434

		1,780,440

	Total Common Stocks (Cost $56,204,872)	42,103,672

Preferred Stocks - 1.4%

10,000	Adelphia Communications Corp., Series B (m)	—
1,000,000	Adelphia Recovery Trust (m)	20,000
2,150,537	Dfine, Inc., Series D (e) (m)	9,999,997

	Total Preferred Stocks (Cost $10,934,997)	10,019,997

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

Units		Value ($)
Warrants (m) - 0.0%

20,000	Clearwire Corp., expires 08/15/10	750
1,000	Grande Communications, expires 04/01/11	10
49,317	IAP Worldwide Services, Inc. Series A, expires 06/12/15,	—
14,444	IAP Worldwide Services, Inc. Series B, expires 06/12/15,	—
7,312	IAP Worldwide Services, Inc. Series C, expires 06/12/15,	—
643,777	Microvision, Inc., expires 07/23/13	—
6,000	Sirius XM Radio, Inc., expires 03/15/10	—

	Total Warrants (Cost $1,010,349)	760

Total Investments - 131.3%		909,914,914

(cost of $1,143,165,951) (n)

Other Assets & Liabilities, Net — (31.3)%		(217,172,413)

Net Assets applicable to Common Shareholders - 100.0%		692,742,501

The amount of $53,186,352 in cash was segregated with the brokers and/or custodian to cover investments sold short outstanding as of September 30, 2008 and is included in “Other Assets & Liabilities, Net”:
Short Sales — 4.3%
DEBT SECURITIES — 1.1%

Principal Amount ($)		Value ($)
GAMING/LEISURE - 0.6%

6,000,000	Isle of Capri Casinos, Inc. 7.00%, 03/01/14	4,050,000

HOUSING - 0.5%

6,000,000	Nortek, Inc. 8.50%, 09/01/14	3,450,000

EQUITY SECURITIES - 3.3%

Shares
CHEMICALS - 0.1%

24,649	Ashland, Inc.	720,737

CONSUMER DURABLES - 0.1%

75,000	Interface, Inc., Class A	852,750

CONSUMER NON-DURABLES - 0.5%

147,059	Helen of Troy Ltd. (o)	3,348,533

DIVERSIFIED MEDIA - 0.4%

172,200	New York Times Co., Class A	2,460,738

HOUSING - 0.4%

253,771	Furniture Brands International, Inc.	2,669,671

INFORMATION TECHNOLOGY - 0.3%

70,000	Watts Water Technologies, Inc., Class A	1,914,500

MANUFACTURING - 0.5%

65,000	Carlisle Cos., Inc.	1,948,050
27,110	Mohawk Industries, Inc. (o)	1,826,943

		3,774,993

RETAIL - 1.0%

242,276	Ethan Allen Interiors, Inc.	6,788,574

Total Investments sold short (Proceeds $ 29,538,607)		30,030,496

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Credit Strategies Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2008. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)	Senior Loan assets have additional unfunded loan commitments. As of September 30, 2008, the Fund had unfunded loan commitments of $12,391,325, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded
Loan
Borrower	Commitment
ComCorp Broadcasting, Inc.	$50,479
Fontainebleu Las Vegas, LLC	666,667
Mobileserv Ltd.	5,000,000
Sirva Worldwide, Inc.	1,089,156
Sorenson Communications, Inc.	2,000,000
Tronox Worldwide, LLC	1,780,800
Westgate Investments, LLC	1,804,223

$12,391,325

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund

(d)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Comcorp Broadcasting, Inc. (Senior Loan), Genesys Ltd., and Communications Corp of America (Common Stocks), with a total aggregate market value of $24,751,046, or 3.6% of net assets, were affiliated as of September 30, 2008.

(e)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $63,572,023, or 9.2% of net assets, were valued under fair value procedures as of September 30, 2008.

(f)	The issuer is in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Loans held on participation.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2008.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2008, these securities amounted to $90,792,409 or 13.1% of net assets.

(k)	Securities (or a portion of securities) on loan. As of September 30, 2008, the market value of securities loaned was $28,434,847. The loaned securities were secured with cash collateral of $31,976,043.

(l)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Spectrum Brands, Inc., (Corporate Note & Bond) has a rate of 12.00% until 10/02/08.

(m)	Non-income producing security.

(n)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$9,493,355
Gross unrealized depreciation	(242,744,392)

Net unrealized depreciation	$(233,251,037)

(o)	No dividend payable on security sold short.

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

SEK	Swedish Kronor

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

SP ADR	Sponsored American Depositary Receipt
Foreign Denominated Senior Loans &
Asset Backed Securities
Industry Concentration Table:
(% of Total Net Assets)

Diversified Media	2.3%
Cable/Wireless Video	2.2%
Wireless Communications	1.1%
Financial	0.6%
Telecommunications	0.6%

Total	6.8%

Forward foreign currency contracts outstanding as of September 30, 2008 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation

Sell	EUR	9,746,166	11/28/08	$1,595,026
Sell	EUR	7,500,000	02/04/09	988,506
Sell	GBP	1,074,620	11/28/08	334,942
Sell	GBP	7,000,000	02/04/09	1,181,886

				$4,100,360

Security Valuation:
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in accordance with procedures approved by the Board instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund
Credit Default Swap Trade outstanding as of September 30, 2008:

		Buy/Sell	(Pay)/Receive	Expiration	Notional	Unrealized
Counterparty	Referenced Obligation	Protection	Rate	Date	Amount	Depreciation

Goldman Sachs Credit Partners L.P.	CDX.NA.HY.9	Buy (1)	(3.75%)	12/20/2012	16,394,400	$(61,479)

Total						$(61,479)

(1)	If a credit event occurs as defined under the terms of the Credit Default Swap Index (“CDX”), the reference obligation that defaults drops out of the CDX and the CDX is quoted without the obligation until the next series of the CDX is issued. Unlike traditional credit default swap arrangements, the Fund, as a buyer of protection, will not receive the underlying reference obligation upon default of the underlying.
The amount of $50,841,101 in cash was segregated with the custodian to cover the following total return swap outstanding at September 30, 2008:

Swap Name	Expiration Date	Notional Amount	Unrealized Depreciation

Barclays Total Return Swaps	05/24/2010	$144,861,056	$(25,595,027)

		$144,861,056	$(25,595,027)

FAS 157
The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s net asset value. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The three levels of the fair value hierarchy established under FAS 157 are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of September 30, 2008 as follows:

Investments in Securities
(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$909,914,914	$13,587,618	$520,893,004	$375,434,292
Investments sold short	(30,030,496)	(22,530,496)	(7,500,000)	—

Total	$879,884,418	$(8,942,878)	$513,393,004	$375,434,292

Other Financial Instruments
(Unrealized Appreciation/
(Depreciation)) ***	Total	Level 1	Level 2	Level 3
Forward Foreign Currency Contracts	$4,100,360	$—	$4,100,360	$—
Credit Default Swap Trades	(61,479)	—	(61,479)	—
Total Return Swap	(25,595,027)	—	(25,595,027)	—

Total	$(21,556,146)	$—	$(21,556,146)	$—

*	Equity Investments sold short

**	Debt Investments sold short

***	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2008.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2008	Highland Credit Strategies Fund
The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2007 and at September 30, 2008.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of December 31, 2007	$28,539,096
Market Value of Level 3 from 07/18/08 merger	32,447,700
Transfers in/(out) of Level 3	202,276,575
Net amortization/(accretion) of premium/(discount)	807,344
Net realized gains/(losses)	(121,124)
Net unrealized gains/(losses)	(50,476,430)
Net purchases and sales	161,961,131

Balance as of September 30, 2008	$375,434,292

The $50,476,430 of net unrealized losses presented in the table above relate to investments that are still held at September 30, 2008.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended September 30, 2008, $202,276,575 of the Fund’s portfolio investments was transferred from Level 2 to Level 3.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Credit Strategies Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date November 25, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date November 25, 2008

*	Print the name and title of each signing officer under his or her signature.